Income Taxes (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Current:
Federal					$ 0	$ 0
State					0	0
Deferred:
Federal					1,267,000	56,000
State					(653,000)	(18,000)
Net operating loss carryforward					4,635,000	1,310,000
Valuation Allowance					(5,267,000)	(1,366,000)
Total income tax (expense) benefit	$ 4,890	$ 4,609	$ 14,670	$ 13,827	$ 18,000	$ 18,000